SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [abstract]
Net income (loss)	$ 1,055	$ (285)	$ 1,270	$ 234
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	1,321	444	2,273	1,073
Fair value changes	(797)	753	27	595
Depreciation and amortization	2,534	2,435	4,989	4,910
Deferred income taxes	262	55	421	99
Realized disposition (losses) gains in fair value changes or equity	(177)	1,153	5	1,179
Less: NCI on above items	(2,746)	(2,275)	(5,745)	(4,760)
Less: Real Estate segment disposition gains	253	(173)	273	(194)
Add: Real Estate segment adjustment and other, net	1,029	1,047	1,937	2,281
Total segment measures of profit and loss	$ 2,210	$ 3,044	$ 4,608	$ 5,219